UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WC Capital Management, LLC
Address: 300 Drake Landing Road, Suite 230

         Greenbrae, CA  94904

13F File Number:  28-10419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron H. Braun
Title:     Managing Member
Phone:     415-925-3710

Signature, Place, and Date of Signing:

     Aaron H. Braun     Greenbrae, CA/USA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $165,664 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALDILA INC                     COM NEW          014384200     1194   503900 SH       SOLE                   503900
ARCSIGHT INC                   COM              039666102      240    30000 SH       SOLE                    30000
AVON PRODS INC                 COM              054303102     3484   145000 SH PUT   SOLE                   145000
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     1291   140000 SH       SOLE                   140000
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103     1129    90000 SH       SOLE                    90000
CALLAWAY GOLF CO               COM              131193104      631    68000 SH CALL  SOLE                    68000
COMFORCE CORP                  COM              20038K109     1514  1682055 SH       SOLE                  1682055
COMMAND SEC CORP               COM              20050L100     1976   641646 SH       SOLE                   641646
CONSTANT CONTACT INC           COM              210313102     1259    95000 SH       SOLE                    95000
CYBERSOURCE CORP               COM              23251J106     1798   150000 SH       SOLE                   150000
FIBERNET TELECOM GRP INC       COM PAR $0.001   315653402    11919  1135100 SH       SOLE                  1135100
GSI COMMERCE INC               COM              36238G102     2683   255000 SH       SOLE                   255000
HARLEY DAVIDSON INC            COM              412822108     5260   310000 SH PUT   SOLE                   310000
HARRIS INTERACTIVE INC         COM              414549105     3440  5292872 SH       SOLE                  5292872
HAWAIIAN ELEC INDUSTRIES       COM              419870100     8869  1390000 SH CALL  SOLE                  1390000
HAWAIIAN HOLDINGS INC          COM              419879101     5551   870000 SH       SOLE                   870000
HILL INTERNATIONAL INC         COM              431466101      458    65000 SH       SOLE                    65000
HUMANA INC                     COM              444859102     1652    44300 SH       SOLE                    44300
IPASS INC                      COM              46261V108     4308  3531327 SH       SOLE                  3531327
JMP GROUP INC                  COM              46629U107      805   145000 SH       SOLE                   145000
KAISER VENTURES LLC UNIT MEMBE COM              XX8R80708     2828   756200 SH       SOLE                   756200
LIONS GATE ENTMNT CORP         COM NEW          535919203     5637  1025000 SH       SOLE                  1025000
LIONS GATE ENTMNT CORP         COM NEW          535919203    20392  3707500 SH CALL  SOLE                  3707500
MCAFEE INC                     COM              579064106      864    25000 SH       SOLE                    25000
MICRUS ENDOVASCULAR CORP       COM              59518V102     1277   110000 SH       SOLE                   110000
MONARCH CASINO & RESORT INC    COM              609027107    18119  1555292 SH       SOLE                  1555292
MONARCH CASINO & RESORT INC    COM              609027107    11959  1026500 SH CALL  SOLE                  1026500
NASDAQ OMX GROUP INC           COM              631103108     1473    59600 SH       SOLE                    59600
NOKIA CORP                     SPONSORED ADR    654902204     1092    70000 SH PUT   SOLE                    70000
PERINI CORP                    COM              713839108     1111    47500 SH       SOLE                    47500
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     1114    40000 SH       SOLE                    40000
QUIKSILVER INC                 COM              74838C106      278   151000 SH CALL  SOLE                   151000
RADNET INC                     COM              750491102    10743  3206746 SH       SOLE                  3206746
RADNET INC                     COM              750491102     4890  1459600 SH CALL  SOLE                  1459600
RCN CORP                       COM NEW          749361200     1530   259300 SH       SOLE                   259300
REWARDS NETWORK INC            COM              761557107     6943  2680844 SH       SOLE                  2680844
RIGHTNOW TECHNOLOGIES INC      COM              76657R106      232    30000 SH       SOLE                    30000
SUNRISE TELECOM INC.           COM              86769Y105     2442  5087815 SH       SOLE                  5087815
UNIFI INC                      COM              904677101    10429  3698383 SH       SOLE                  3698383
UNITED AMERN HEALTHCARE CORP   COM              90934C105      884   609899 SH       SOLE                   609899
VANCEINFO TECHNOLOGIES INC     ADR              921564100      570   120000 SH       SOLE                   120000
WET SEAL INC                   CL A             961840105     1114   375000 SH       SOLE                   375000
ZILOG INC                      COM PAR $0.01    989524301      282    97297 SH       SOLE                    97297